SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of share options granted

	Years ended December 31,
	2019	2020
Risk-free interest rate(1)	2.50-3.00%	N/A
Volatility(2)	45%-46%	N/A
Expected term (in years) (3)	10	N/A
Exercise price(4)	$0.01	N/A
Dividend yield(5)	—	N/A
Fair value of underlying ordinary share(6)	$2.12-$3.36	N/A

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

16. SHARE-BASED COMPENSATION (cont.)

(a) Kaixin incentive plans (cont.)

(6)	Fair value of underlying ordinary shares

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after April 30, 2019, were the closing prices of the Company's ordinary shares traded in the Stock Exchange.

Summary of stock option activity

			Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Forfeited	(165,264)	$0.01	$3.35
Granted	—		—
Exercised	(499,456)		3.23
Outstanding as of December 31, 2020	1,489,794	$0.02	$3.17	9.08	$7,524
Vested and expected to vest as of December 31, 2020	1,489,794	$0.01	$3.17	9.08	7,524
Exercisable as of December 31, 2020	425,460	$0.01	$1.87	8.32	$1,583

Summary of fair values of the options granted

	Years ended December 31,
	2019	2020
	US$	US$
Weighted average grant date fair value of option per share	3.21	—
Aggregate grant date fair value of options	7,794,799	—

Schedule of total share-based compensation expense of share-based awards granted to employees and directors

	Years ended December 31,
	2018	2019	2020
Selling and marketing	—	658	648
Research and development	—	206	162
General and administrative	11,436	2,949	2,552
Total share-based compensation expense	11,436	3,813	3,362

Kaixin Auto 2019 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2019	1,446,111	3.36
Forfeited	(13,232)	3.94
Granted	200,000	4.73
Vested	(474,889)	—
Unvested as of December 31, 2020	1,157,990	3.36

Renren Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	Shares	price	fair value
Balance, January 1, 2018	141,481,616	$0.48	$0.64
Granted	—	—	—
Exercised	(2,268,420)	$0.06	$0.66
Forfeited	(119,095)	$0.16	$0.15
Balance, December 31, 2018	139,094,101	$0.06	$0.64
Exercisable, December 31, 2018	117,561,450	$0.06
Expected to vest, December 31, 2018	21,532,651	$0.06

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2017	10,802,683	$0.95
Granted	88,935,342	$0.14
Vested	(8,404,575)	$0.47
Forfeited	(17,561,071)	$0.18
Outstanding as of December 31, 2018	73,772,379	$0.21

Summary of information with respect to share options outstanding by exercise price

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01 ~ $0.18	139,094,101	5.40	$0.06	$5,754	117,561,450	5.11	$0.06	$4,863
	139,094,101			$5,754	117,561,450			$4,863